SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2017
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted
The following table presents the assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2017	2016
	Unaudited
Volatility	49%-50%	50%-52%
Risk-free interest rate	1.8%-2.1%	1.1%-1.3%
Dividend yield	0%	0%
Expected life (years)	4.7-6	4.8-5.9